Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Advances from the FHLB summarized by year of maturity and weighted average interest rate) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Due in Next Twelve Months	$ 16,740,000
Due in Year Two	12,900,000
Due in Year Three	5,000,000
Advances From FHLB	$ 34,640,000	$ 52,900,000
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
Weighted Rate of Amounts Due within One Year of Balance Sheet Date	1.51%
Weighted Rate, One to Two Years from Balance Sheet Date	4.38%
Weighted Rate, Two to Three Years from Balance Sheet Date	3.39%
Federal Home Loan Bank, Advances, Weighted Rate	3.87%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
Federal Home Loan Bank, Advances, Collateral Pledged, Amortized Cost	$ 77,800,000	99,900,000
Federal Home Loan Bank, Advances, Collateral Pledged, Fair Value	$ 74,700,000	$ 99,300,000